BetaBuilders Emerging Markets Equity ETF Average Annual Total Returns		12 Months Ended	32 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MORNINGSTAR® EMERGING MARKETS TARGET MARKET EXPOSURE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.62%	16.87%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		31.58%	16.06%
Performance Inception Date	May 10, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.06%	14.68%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.24%	12.15%